Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Purchase consideration	¥ 3,500	$ 536	¥ 1,200
Redeemable non-controlling interests (Note 19)	0		(182)	¥ (698)	$ 0
Goodwill	22,248		18,250	18,536	3,410
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Purchase consideration	3,499	536	1,168	2,378
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	1,515		229	1,545	231
Intangible assets, net	1,116		543	1,424	171
Deferred tax liabilities	(229)		(134)	(292)	(35)
Pre-existing equity interests and debt investment	(2,103)	$ (322)
Pre-existing equity interests				(1,651)
Noncontrolling interests	(798)		(266)	(1,312)	(122)
Redeemable non-controlling interests (Note 19)			(182)	(698)
Goodwill	3,998		978	3,362	613
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	¥ 3,499		¥ 1,168	¥ 2,378	$ 536